Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance Sheets:
Amount due from related parties	$ 571	$ 150
Amount due to related parties	5,450	834
KOAS [Member]
Balance Sheets:
Amount due from related parties	24	108
Amount due to related parties	898	543
KNOT [Member]
Balance Sheets:
Amount due from related parties	547	42
Amount due to related parties	$ 4,552	$ 291